Related Parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Balance of number of shares granted | shares	4,415,294
Total grant costs, including taxes	R$ 118,364
Accumulated recognized grant costs	(50,603)
Accumulated unrecognized grant costs	R$ 67,761
Restricted Stock Award [Member] | Grant Date, October 1, 2017 [Member]
Disclosure of transactions between related parties [line items]
Grant date	October 1, 2017
Balance of number of shares granted | shares	240,000
Vesting period	2023
Market price of shares on the grant date | R$ / shares	R$ 38.19
Total grant costs, including taxes	R$ 9,293
Accumulated recognized grant costs	(9,293)
Accumulated unrecognized grant costs	R$ 0
Restricted Stock Award [Member] | Grant Date, November 8, 2017 [Member]
Disclosure of transactions between related parties [line items]
Grant date	November 8, 2017
Balance of number of shares granted | shares	4,596
Vesting period	2022
Market price of shares on the grant date | R$ / shares	R$ 38.19
Total grant costs, including taxes	R$ 1,018
Accumulated recognized grant costs	(994)
Accumulated unrecognized grant costs	R$ 24
Restricted Stock Award [Member] | Grant Date, April 4, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 4, 2018
Balance of number of shares granted | shares	31,220
Vesting period	2022 to 2023
Market price of shares on the grant date | R$ / shares	R$ 34.35
Total grant costs, including taxes	R$ 3,013
Accumulated recognized grant costs	(2,902)
Accumulated unrecognized grant costs	R$ 111
Restricted Stock Award [Member] | Grant Date, September 19, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 19, 2018
Balance of number of shares granted | shares	80,000
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 19.58
Total grant costs, including taxes	R$ 1,020
Accumulated recognized grant costs	(1,020)
Accumulated unrecognized grant costs	R$ 0
Restricted Stock Award [Member] | Grant Date, September 24, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 24, 2018
Balance of number of shares granted | shares	80,000
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 18.4
Total grant costs, including taxes	R$ 3,170
Accumulated recognized grant costs	(1,250)
Accumulated unrecognized grant costs	R$ 1,920
Restricted Stock Award [Member] | Grant Date, April 3, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2019
Balance of number of shares granted | shares	176,814
Vesting period	2022 to 2024
Market price of shares on the grant date | R$ / shares	R$ 23.25
Total grant costs, including taxes	R$ 7,004
Accumulated recognized grant costs	(5,479)
Accumulated unrecognized grant costs	R$ 1,525
Restricted Stock Award [Member] | Grant Date, September 2, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 2, 2019
Balance of number of shares granted | shares	440,000
Vesting period	2025
Market price of shares on the grant date | R$ / shares	R$ 16.42
Total grant costs, including taxes	R$ 9,965
Accumulated recognized grant costs	(3,875)
Accumulated unrecognized grant costs	R$ 6,090
Restricted Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Balance of number of shares granted | shares	290,082
Vesting period	2023 to 2025
Market price of shares on the grant date | R$ / shares	R$ 12.53
Total grant costs, including taxes	R$ 5,668
Accumulated recognized grant costs	(3,135)
Accumulated unrecognized grant costs	R$ 2,533
Restricted Stock Award [Member] | Grant Date, September 16, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 16, 2020
Balance of number of shares granted | shares	700,000
Vesting period	2026
Market price of shares on the grant date | R$ / shares	R$ 23.03
Total grant costs, including taxes	R$ 13,259
Accumulated recognized grant costs	(5,847)
Accumulated unrecognized grant costs	R$ 7,412
Restricted Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Balance of number of shares granted | shares	522,716
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 20.85
Total grant costs, including taxes	R$ 17,985
Accumulated recognized grant costs	(5,141)
Accumulated unrecognized grant costs	R$ 12,844
Restricted Stock Award [Member] | Grant Date, September 22, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 22, 2021
Balance of number of shares granted | shares	1,000,000
Vesting period	2027
Market price of shares on the grant date | R$ / shares	R$ 14.17
Total grant costs, including taxes	R$ 19,547
Accumulated recognized grant costs	(1,087)
Accumulated unrecognized grant costs	R$ 18,460
Performance Stock Award [Member] | Grant Date, April 4, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 4, 2018
Balance of number of shares granted | shares	5,550
Vesting period	2022 to 2023
Market price of shares on the grant date | R$ / shares	R$ 34.35
Total grant costs, including taxes	R$ 356
Accumulated recognized grant costs	(267)
Accumulated unrecognized grant costs	R$ 89
Performance Stock Award [Member] | Grant Date, April 3, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2019
Balance of number of shares granted | shares	83,412
Vesting period	2022 to 2024
Market price of shares on the grant date | R$ / shares	R$ 23.25
Total grant costs, including taxes	R$ 3,587
Accumulated recognized grant costs	(2,212)
Accumulated unrecognized grant costs	R$ 1,375
Performance Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Balance of number of shares granted | shares	238,188
Vesting period	2023 to 2025
Market price of shares on the grant date | R$ / shares	R$ 12.53
Total grant costs, including taxes	R$ 5,494
Accumulated recognized grant costs	(2,960)
Accumulated unrecognized grant costs	R$ 2,534
Performance Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Balance of number of shares granted | shares	522,716
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 20.85
Total grant costs, including taxes	R$ 17,985
Accumulated recognized grant costs	(5,141)
Accumulated unrecognized grant costs	R$ 12,844